DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2013
Revenue Recognition [Abstract]
Deferred Revenue

Deferred revenue consists of the following:

	As of December 31,
	2012	2013

Current:
Advance from customers	$6,179	$5,754
Incentive offered to customers	790	449
Deferred revenue for SI service contracts with remaining PCS period within a year	504	339

	7,473	6,542
Non-current:
Deferred revenue for SI service contracts with remaining PCS period longer than a year	255	135

Total	$7,728	$6,677